Leases and Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases and Commitments
Leases and Commitments

10.    Leases and Commitments

Operating Leases — The Company leases office space in Atlanta, Georgia, which serves as its corporate headquarters, office space in Malta, which serves as its research and development facility, and vehicles in Malta that are considered operating lease arrangements under ASC 842 guidance. In addition. the Company contracts for month-to-month coworking arrangements in other office spaces in North Carolina, Denmark, Poland, and Rwanda to support its dispersed workforce. As of March 31, 2023, there were no minimum lease commitments related to month-to-month lease arrangements.

Initial lease terms are determined at commencement date, the date the Company takes possession of the property, and the commencement date is used to calculate straight-line expense for operating leases. Certain leases contain renewal options for varying periods, which are at the Company’s sole discretion. For leases where the Company is reasonably certain to exercise a renewal option, such option periods have been included in the determination of the Company’s right-of-use assets and lease liabilities. The Company’s leases have remaining terms of 1 to 4 years. As the Company’s leases do not provide an implicit rate, the present value of future lease payments is determined using the Company’s incremental borrowing rate based on information available at the commencement date.

Lease term and discount rate	March 31, 2023
Weighted average remaining lease term	1.86 years
Weighted average discount rate	5.0%

The most significant impact of the adoption of the standard was the recognition of right-of-use assets and lease liabilities for operating leases on our unaudited condensed consolidated balance sheet. As of January 1, 2022, the Company had operating right-of-use assets of $323 thousand and operating lease liabilities of $303 thousand comprised of $162 thousand of current lease liabilities and $141 thousand of non-current lease liabilities. Upon adoption, the difference between the right-of-use asset and operating lease liability was due to prepaid rent of $20 thousand. Adoption of the standard did not have a material impact on our consolidated statements of operations or cash flows.

During the three months ended March 31, 2023, the Company terminated four leases including two offices in Malta and two vehicles in Malta. The terminated leases were operating leases. As a result of the terminations, the Company incurred $11 thousand in lease termination fees and recorded a loss of $187 related to this lease termination for the three months ended March 31, 2023.

March 31, 2023
Leases terminated	4
Lease termination fees	$10,932
Right-of-use assets derecognized upon lease termination	$82,982
Lease liabilities derecognized upon lease termination	$77,648
Loss recognized upon lease termination	$187

Balance sheet information related to leases as of March 31, 2023 and December 31, 2022 was as follows:

	March 31, 2023	December 31, 2022
Right-of-use assets
Operating lease right-of-use assets	$166,024	$315,765

Operating lease liabilities
Short-term operating lease liabilities	$79,269	$177,795
Long-term operating lease liabilities	56,739	102,407
Total operating lease liabilities	$136,008	$280,202

Future maturities of ASC 842 lease liabilities as of March 31, 2023 are as follows:

		Imputed
	Principal Payments	Interest Payments	Total Payments
2023	$62,004	$3,742	$65,746
2024	50,610	2,075	52,685
2025	22,800	390	23,190
2026	594	—	594
Total future maturities	$136,008	$6,207	$142,215

Total lease expense, under ASC 842, was included in selling, general, and administrative expenses in our consolidated statement of operations for the three months ended March 31, 2023 as follows:

Three Months Ended
March 31, 2023
Operating lease expense – fixed payments	$83,034
Short term lease expense	21,935
Total lease expense	$104,969

Supplemental cash flows information related to leases was as follow:

Three Months Ended
March 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$66,546

During the three months ended March 31, 2023, the Company did not incur variable lease expense.

Financial Liability Obligation — As of March 31, 2023, the Company’s financial liability totaled $178 thousand for an executed agreement with a telecommunications company for acquiring mobile hardware. On March 3, 2023, the Company provided a 30-day termination notice to the telecommunications company which terminates the mobile hardware data service. Under the contract terms with the telecommunications company, upon termination of the data service the Company must pay the remaining financial liability during the final data service billing period. The remaining financial liability will be paid within the year ending December 31, 2023.

Litigation — The Company is not currently involved with and does not know of any pending or threatening litigation against the Company or any of its officers or directors in connection with its business.

14.    Leases and Commitments

Operating Leases — As of January 1, 2022, the Company adopted Accounting Standards Codification Topic 842, or ASC 842, Leases, which requires recognition of right-of-use assets and operating lease liabilities on our consolidated balance sheet. Operating lease liabilities expected to be paid within one year are recorded in current liabilities in the consolidated balance sheets. All other lease liabilities are recorded in non-current liabilities in the consolidated balance sheets. The Company adopted ASC 842 using a modified retrospective transition approach as of the effective date as permitted. As a result, the Company is not required to adjust comparative period financial information for effects of the standard or make the new required lease disclosures for the periods before the date of adoption, January 1, 2022. The Company elected the package of practical expedients which allows us not to reassess (1) whether existing or expired contracts, as of the adoption date, contain leases, (2) the lease classification for existing leases, and (3) whether existing initial direct costs meet the new definition. The Company also elected the practical expedient to not separate lease and non-lease components for our leases, and to not recognize right-of-use assets and liabilities for short-term leases.

The Company leases office space in Atlanta, Georgia, which serves as its corporate headquarters, office space in Malta, which serves as its research and development facility, and vehicles in Malta that are considered operating lease arrangements under ASC 842 guidance. In addition. the Company contracts for month-to-month coworking arrangements in other office spaces in North Carolina, Denmark, Poland, and Rwanda to support its dispersed workforce. As of December 31, 2022, there were no minimum lease commitments related to month-to-month lease arrangements.

Initial lease terms are determined at commencement date, the date the Company takes possession of the property, and the commencement date is used to calculate straight-line expense for operating leases. Certain leases contain renewal options for varying periods, which are at the Company’s sole discretion. For leases where the Company is reasonably certain to exercise a renewal option, such option periods have been included in the determination of the Company’s right-of-use assets and lease liabilities. The Company’s leases have remaining terms of 1 to 4 years. As the Company’s leases do not provide an implicit rate, the present value of future lease payments is determined using the Company’s incremental borrowing rate based on information available at the commencement date.

Lease term and discount rate	December 31, 2022
Weighted average remaining lease term	1.85 years
Weighted average discount rate	5.0%

The most significant impact of the adoption of the standard was the recognition of right-of-use assets and lease liabilities for operating leases on our consolidated balance sheet. As of January 1, 2022, the Company had operating right-of-use assets of $323 thousand and operating lease liabilities of $303 thousand comprised of $162 thousand of current lease liabilities and $141 thousand of non-current lease liabilities. Upon adoption, the difference between the right-of-use asset and operating lease liability was due to prepaid rent of $20 thousand. Adoption of the standard did not have a material impact on our consolidated statements of operations or cash flows.

Balance sheet information related to leases as of December 31, 2022 was as follows:

December 31, 2022
Right-of-use assets
Operating lease right-of-use assets	$315,765

Operating lease liabilities
Short-term operating lease liabilities	$177,795
Long-term operating lease liabilities	102,407
Total operating lease liabilities	$280,202

Future maturities of ASC 842 lease liabilities as of December 31, 2022 are as follows:

	Principal Payments	Imputed Interest Payments	Total Payments
2023	$177,795	$7,930	$185,725
2024	67,882	3,027	70,909
2025	33,774	551	34,325
2026	751	—	751
Total future maturities	$280,202	$11,508	$291,710

Total lease expense, under ASC 842, was included in selling, general, and administrative expenses in our consolidated statement of operations for the year ended December 31, 2022 as follows:

Year Ended December 31, 2022
Operating lease expense – fixed payments	$276,562
Short term lease expense	90,159
Total lease expense	$366,721

Supplemental cash flows information related to leases was as follow:

Year Ended December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$258,892

During the year ended December 31, 2022, the Company did not incur variable lease expense.

Disclosures related to periods prior to adoption of ASU 2016-02 — The Company adopted ASU 2016-02 using a modified retrospective adoption method at January 1, 2022. As required, the following disclosure is provided for periods prior to adoption. Minimum operating lease commitments as of December 31, 2021 are as follows:

Years Ending December 31,	Amount
2022	$370,493
2023	76,725
2024	66,427
2025	59,157
2026	4,669
Total future minimum lease obligations	$577,471

The rent expense for the years ended December 31, 2021 was approximately $594 thousand.

Financial Liability Obligation — As of December 31, 2022, the Company’s financial liability totaled $208 thousand for an executed agreement with a telecommunications company for acquiring mobile hardware. The financial liability term is thirty months from the time each mobile hardware asset was acquired.

Future Financial Liability Obligations	Amount
2023	$118,860
2024	88,760
Total future financial liability obligations	$207,620

Financial Liability — Trust Stamp executed an agreement on September 24, 2021 with a telecommunications company for the right to purchase mobile hardware with a monthly service agreement. The mobile hardware is to be purchased at a predetermined price over a thirty-month period beginning after thirty days from the receipt and activation of the mobile hardware. Trust Stamp determined that the debt met the qualification of financial liability as it requires the payment of cash for the mobile hardware over the contractual period. The short-term financial liability is $119 thousand, and the long-term financial liability is $89 thousand as of December 31, 2022.

Litigation — The Company is not currently involved with and does not know of any pending or threatening litigation against the Company or any of its officers or directors in connection with its business.